Consolidated Statements of Comprehensive Income - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit (loss) [abstract]
Revenue	$ 100,711	$ 82,095	$ 88,444
Other income	1,723	2,801	1,860
Other (losses)/gains – net	(124,961)	14,680	(18,391)
Venue costs	(5,859)	(3,769)	(6,597)
Sales and marketing cost	(26,297)	(17,325)	(14,302)
Sales commission	(7,880)	(4,927)	(6,549)
Impairment loss on financial assets	(2,138)	(2,271)	(1,516)
Depreciation and amortisation	(14,032)	(9,554)	(7,720)
Impairment of intangible assets	(8)	(806)
IT and internet expenses	(7,882)	(5,678)	(4,568)
Legal and professional	(9,807)	(1,446)	(1,158)
Legal and professional incurred for IPO	(6,070)
Cost of proposed listing			(6,227)
Employee compensation	(65,184)	(47,115)	(40,064)
Non-executive directors' remuneration	(2,503)	(590)	(233)
Staff cost	(1,290)	(816)	(709)
Office rental	(91)	(74)	(987)
Finance cost	(13,909)	(16,446)	(12,486)
Other expenses	(2,269)	(2,608)	(3,533)
Total expenses	(165,219)	(113,425)	(106,649)
Loss before income tax	(187,746)	(13,849)	(34,736)
Tax credit/(expense)	333	(559)	(3,779)
Net loss	(187,413)	(14,408)	(38,515)
Items that may be reclassified subsequently to profit or loss:
Currency translation differences arising from consolidation	5,672	(711)	(286)
Items that will not be reclassified subsequently to profit or loss:
Actuarial loss from post-employment benefits obligation	(36)	(54)	7
Other comprehensive income/(loss), net of tax	5,636	(765)	(279)
Total comprehensive loss	$ (181,777)	$ (15,173)	$ (38,794)
(Loss) per share for loss attributable to equity holders of the Group
Basic loss per share	$ (78.85)	$ (9.30)	$ (25.17)
Diluted loss per share	$ (78.85)	$ (13.29)	$ (25.17)